Note 13 - Stock-based Compensation - Stock Option Valuation Assumptions (Details)	Sep. 01, 2021	Jul. 01, 2021
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member]
Expected term (in years) (Year)	6 years 1 month 9 days	2 years 9 months 7 days
Expected volatility	43.31%	43.25%
Risk-free rate	0.94%	0.37%
Modified Options [Member]
Expected term (in years) (Year)		4 years 1 month 6 days
Expected volatility		34.44%
Risk-free rate		0.79%